Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2012
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	33.90%	35.60%	38.00%	40.60%
Percentage of taxable dividends over the amount received from certain foreign subsidiaries	5.00%
Approximate undistributed earnings of foreign subsidiaries	¥ 29,250	¥ 22,741
Operating loss carryforwards	465,920
Tax credit carryforwards	12,653
Total amounts of unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,065	¥ 1,485	¥ 3,570
Reasonably possible decrease in unrecognized tax benefits in approximate	¥ 2,600
"Amendment to 2011 Tax Reform", Enacted on Nov. 30, 2011 [Member] | Effective for Fiscal Years Beginning on or after April 1, 2012 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted		80.00%		80.00%
Increase in the net operating loss carryforward period in years				2 years
Net operating loss carryforward period in years		9 years		9 years
Reduction in the effective statutory rate of corporate income tax in approximate				5.00%
Approximate effective statutory rate of corporate income tax				35.60%
"Special Measures to Secure Financial Resources to Implement Restoration from Great East Japan Earthquake", Enacted on Nov. 30, 2011 [Member] | Effective for Three-year Period between April 1, 2012 and March 31, 2015 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax				38.00%
Duration for which effective statutory tax rate of 38% is applied, in years				3 years
"2014 Tax Reform", Enacted on Mar. 20, 2014 [Member]
Income Taxes [Line Items]
Decrease in the effective period by the new law in year			1 year
Change in income tax expense resulting from change in tax laws			¥ 16,687
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member]
Income Taxes [Line Items]
Change in income tax expense resulting from change in tax laws		¥ (39,966)
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Two-year period between April 1, 2015 and March 31, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted	65.00%	65.00%
Duration for which the limitation on the use of net operating loss carryforwards of 65% is applied, in years		2 years
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Fiscal years Beginning on or after April 1, 2015 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax		33.90%
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Fiscal Years Beginning on or after April 1, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted	50.00%	50.00%
Increase in the net operating loss carryforward period in years		1 year
Net operating loss carryforward period in years	10 years	10 years
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member]
Income Taxes [Line Items]
Change in income tax expense resulting from change in tax laws	¥ (50,081)
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member] | Effective for Fiscal Years Beginning on or after April 1, 2016 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	31.50%
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member] | Effective for Period between April 1, 2016 and March 31, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted	60.00%
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member] | Effective for Period between April 1, 2017 and March 31, 2018 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted	55.00%
Decrease in the net operating loss carryforward period in years	1 year
Net operating loss carryforward period in years	9 years
Due to Application of Consolidated Corporate Tax System Beginning with Fiscal Year Ending March 31, 2015 [Member]
Income Taxes [Line Items]
Release of valuation allowance			91,070
Due to Profitability Improvement of a Certain Subsidiary [Member]
Income Taxes [Line Items]
Release of valuation allowance	¥ 65,728		¥ 45,922
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member|
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income	95.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member| | Minimum [Member]
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend	25.00%
Continuous holding period on the date the dividend is declared by a foreign company	6 months